Voya Government Money Market Fund Annual Fund Operating Expenses - Voya Government Money Market Fund	Mar. 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 1, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.25%	[1]
Expenses (as a percentage of Assets)	0.60%	[1]
Fee Waiver or Reimbursement	(0.25%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.35%	[1]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%	[1]
Distribution and Service (12b-1) Fees	1.00%	[1]
Other Expenses (as a percentage of Assets):	0.25%	[1]
Expenses (as a percentage of Assets)	1.60%	[1]
Fee Waiver or Reimbursement	(0.25%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.35%	[1]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.13%	[1]
Expenses (as a percentage of Assets)	0.48%	[1]
Fee Waiver or Reimbursement	(0.13%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.35%	[1]
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.07%	[1]
Expenses (as a percentage of Assets)	0.42%	[1]
Fee Waiver or Reimbursement	(0.07%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.35%	[1]
Class W
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.25%	[1]
Expenses (as a percentage of Assets)	0.60%	[1]
Fee Waiver or Reimbursement	(0.25%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.35%	[1]

[1]	Expense information has been restated to reflect current contractual rates.
[2]	Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 0.35%, 1.35%, 0.35%, 0.35%, and 0.35% for Class A, Class C, Class I, Class R6 and Class W shares, respectively, through August 1, 2027 (the “ Expense Limitation Agreement ” ) . The limitation does not extend to interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the independent Trustees who are not “interested persons” as that term is defined by the Investment Company Act of 1940, as amended. Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Fund’s Board of Trustees (the “Board”). The Expense Limitation Agreement shall terminate with respect to the Fund upon termination of the Fund’ s advisory agreement with the Investment Adviser , or it may be terminated by Voya Funds Trust ( the “ Trust ” ), without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business . The Investment Adviser and distributor are contractually obligated to waive a portion of their management fees and distribution and/or shareholder services fees, as applicable, and to reimburse certain expenses of the Fund to the extent necessary to assist the Fund in maintaining a yield of not less than zero through August 1, 2027. There is no guarantee that the Fund will maintain such a yield. Any management fees waived or expenses reimbursed may be subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Fund on that day. Termination or modification of these obligations requires approval by the Fund’s Board.